RECLAMATION OBLIGATIONS - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclamation Obligations
Reclamation obligations, Beginning balance	$ 37,532	$ 38,420
Accretion	2,859	4,127
Expenditures incurred	(1,348)	(815)
Liability adjustments-balance sheet	(4,043)	(831)
Liability adjustments-Income statement	(4,126)	(585)
Reclamation obligations, Ending balance	29,459	37,532
Accretion expense - Reclamation obligations
Reclamation Obligations
Accretion	$ 1,444	$ 1,343